COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.    COMMITMENTS AND CONTINGENCIES

The Group’s leases are for the office premises. Future minimum lease payments under non-cancellable operating leases agreements as of December 31, 2017 are as follows. The Group’s leases do not contain any contingent rent payment terms.

RMB

Year ending December 31
2018	44,818
2019	44,417
2020	20,045
2021	16,517
2022	4,803
2023 and thereafter	14,378

Total	144,978

Rental expenses incurred under operating leases were RMB 24.43 million and RMB 46.65 million and RMB 78.01 million for the years ended December 31, 2015, 2016 and 2017, respectively.